INVENTORIES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INVENTORIES.
Components, spare parts	€ 8,973	€ 7,543
Work-in-progress	512	283
Finished goods - own manufactured products	2,115	1,514
Finished goods - distribution products	4,775	3,702
Total gross inventories	16,375	13,042
Less: allowance for slow-moving inventory and net realizable value	(1,263)	(1,262)
Total	15,112	11,780
Provision for slow moving inventory:
Inventory write-down	354	€ 93	€ 371
Reversal of allowance for slow-moving inventory	€ 301